Acquisition of 39PU (Details) - Schedule of estimated fair values for major classes of assets acquired and liabilities	12 Months Ended
Jun. 30, 2021 USD ($)
ASSETS
Net tangible assets	$ 3,509,468
Goodwill	9,573,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	7,510,000
Including: initial investment	5,800,000
earn-out payment	$ 1,710,000